Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	£ (190,333)	£ (223,500)
Recognized in revenue during the year	135,560	183,186
Cash received/amounts invoiced during the year	(86,153)	(150,019)
Contract liabilities - deferred revenue at end of year	(140,926)	(190,333)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of year	45,966	39,532
Recognized in revenue during the year	39,037	44,383
Cash received/amounts invoiced during the year	(43,973)	(37,949)
Loss allowance	(486)
Contract assets - accrued revenue at end of year	40,544	45,966
Contract liabilities - deferred revenue at beginning of year	(171,574)	(190,146)
Recognized in revenue during the year	135,560	183,186
Cash received/amounts invoiced during the year	(86,153)	(150,019)
Reclassified during the year	4,183	(14,595)
Contract liabilities - deferred revenue at end of year	(117,984)	(171,574)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of year	(18,759)	(33,354)
Reclassified during the year	(4,183)	14,595
Contract liabilities - deferred revenue at end of year	£ (22,942)	£ (18,759)